Basis of Preparation (Details Textual) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Basis of Preparation (Textual)
Foreige exchange rate, description	NIS 3.748 = US$ 1.00
Right-of-use assets	₪ 1,504 [1]
Description of measurement of the lease liabilities	The discount rates used to measure lease liabilities range between 1.3% and 3.6% (weighted average of 1.5%).
Minimum contractual lease payments	₪ 1,020

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1.